Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of  Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company.  The Human Resources Committee reviewed the total shareholder return for a one-year and a three-year periods but the Committee did not specifically incorporate Item 402(v) pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Narrative Discussion of Executive Compensation” on page 13.

Pay versus Performance Table. The table below reflects Compensation Actually Paid to the Company’s Principal Executive Officer (”PEO”) and average Compensation Actually Paid to Non-PEO Named Executive Officers during 2023, 2022 and 2021. In addition, the table discloses our Total Shareholder Return calculation that  assumes reinvestment of all dividends and reflects changes in the company’s share price since the initial investment date of December 31, 2020.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (in thousands) (3)	Earnings Per Share
2023	$613,446	$613,446	$363,928	$363,928	$132	$9,393	$0.74
2022	633,916	633,916	410,937	410,937	130	10,494	0.80
2021	632,273	632,273	356,066	356,066	126	7,410	0.53

(1)	No adjustments were made to the SCT total to determine Compensation Actually Paid; the Company does not provide employees with pension benefits and no equity compensation was granted to or outstanding for our PEO and NEOs during the period.
(2)	Total Shareholder Return assumes reinvestment of all dividends and reflects changes in the Company’s share price since the initial investment date of December 31, 2020.
(3)	As reported in our audited financial statements for the applicable year.
The PEO for 2023 is F. Morgan Gasior and the non-PEO NEOs are Paul A. Cloutier and Gregg T. Adams.
The PEO for 2022 is F. Morgan Gasior and the non-PEO NEOs are Marci L. Slagle and John G. Manos.
The PEO for 2021 is F. Morgan Gasior and the non-PEO NEOs are Paul A. Cloutier and Marci L. Slagle.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Other Non-PEO NEOs and the Company's Cumulative Total Shareholder Return (TSR). For 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 3.23% and 11.44%, respectively, compared to a 1.54% increase in our TSR over the same time horizon.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Other Non-PEO NEOs and the Company's Net Income. For 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 3.23% and 11.44%, respectively, compared to a 10.49% decrease in our net income over the same time horizon.  The cash incentive compensation paid to our PEO declined by 29.7% from 2022 to 2023, compared to a 10.5% decrease in our net income over the same time horizon.

PEO Total Compensation Amount	$ 613,446	$ 633,916	$ 632,273
PEO Actually Paid Compensation Amount	613,446	633,916	632,273
Non-PEO NEO Average Total Compensation Amount	363,928	410,937	356,066
Non-PEO NEO Average Compensation Actually Paid Amount	363,928	410,937	356,066
Total Shareholder Return Amount	132	130	126
Net Income (Loss)	$ 9,393,000	$ 10,494,000	$ 7,410,000
Company Selected Measure Amount	0.74	0.8	0.53